Consolidated Statement of Changes in Equity (USD $)		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent	Partner's Equity	Noncontrolling Interest	Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aviv Healthcare Properties Limited Partnership and Subsidiaries Accumulated Other Comprehensive Income (Loss)	Aviv Healthcare Properties Limited Partnership and Subsidiaries Partner's Equity	Aviv Healthcare Properties Limited Partnership and Subsidiaries Noncontrolling Interest
Balance at Dec. 31, 2009		$ 74,562,108						$ 73,385,093	$ 1,177,015
Balance (in shares) at Dec. 31, 2009
Net income		30,814,048						30,583,743	230,305
Non-cash stock (unit)-based compensation		304,500						304,500
Distributions to partners and accretion on Class E Preferred Units and other		(68,635,411)						(68,635,411)
Capital contributions		268,902							268,902
Redemption of warrants		(17,001,453)						(17,001,453)
Reclassification of equity at Merger date								(18,636,472)	18,636,472
Balance at Sep. 17, 2010		20,312,694							20,312,694
Balance at Dec. 31, 2009		74,562,108								74,562,108		73,385,093	1,177,015
Balance (in shares) at Dec. 31, 2009
Net income		37,982,720								37,982,720		37,741,098	241,622
Non-cash stock (unit)-based compensation										1,631,998		1,631,998
Distributions to partners and accretion on Class E Preferred Units and other										(79,980,308)		(79,980,308)
Capital contributions										223,866,121		223,597,219	268,902
Redemption of warrants										(17,001,453)		(17,001,453)
Unrealized (loss) gain on derivative instruments		4,094,432								4,094,432	4,094,432
Capital contributions of noncontrolling interests												1,687,539	(1,687,539)
Balance at Dec. 31, 2010		245,156,618								245,155,618	4,094,432	241,061,186
Balance at Sep. 17, 2010		20,312,694							20,312,694
Balance (in shares) at Sep. 17, 2010
Net income		7,168,672			3,831,096		3,831,096		3,337,576
Non-cash stock (unit)-based compensation		1,327,498		337,598			337,598		989,900
Distributions to partners		(5,251,962)							(5,251,962)
Capital contributions (in shares)			13,706,465
Capital contributions		235,073,990	137,065	234,842,377			234,979,442		94,548
Cost of raising capital		(11,475,771)		(11,475,771)			(11,475,771)
Unrealized (loss) gain on derivative instruments		4,094,432				2,188,155	2,188,155		1,906,277
Dividends to stockholders		(6,092,935)			(6,092,935)		(6,092,935)
Balance at Dec. 31, 2010		245,156,618	137,065	223,704,204	(2,261,839)	2,188,155	223,767,585		21,389,033	245,155,618
Balance (in shares) at Dec. 31, 2010			13,706,465
Net income	[1]	1,716,000								1,716,000
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		245,156,618	137,065	223,704,204	(2,261,839)	2,188,155	223,767,585		21,389,033	245,155,618	4,094,432	241,061,186
Balance (in shares) at Dec. 31, 2010			13,706,465
Net income		11,313,124			6,205,771		6,205,771		5,107,353	11,313,124		11,313,124
Non-cash stock (unit)-based compensation		1,971,905		1,121,705			1,121,705		850,200	1,971,905		1,971,905
Distributions to partners		(18,883,909)							(18,883,909)	(44,210,664)		(44,210,664)
Capital contributions (in shares)			2,124,903
Capital contributions		40,419,757	21,249	39,978,751			40,000,000		419,757	40,419,757		40,419,757
Unrealized (loss) gain on derivative instruments		(7,391,774)				(4,055,914)	(4,055,914)		(3,335,860)	(7,391,774)	(7,391,774)
Dividends to stockholders		(25,326,755)			(25,326,755)		(25,326,755)
Balance at Dec. 31, 2011		247,258,966	158,314	264,804,660	(21,382,823)	(1,867,759)	241,712,392		5,546,574	247,257,966	(3,297,342)	250,555,308
Balance (in shares) at Dec. 31, 2011		15,831,368	15,831,368
Balance at Sep. 30, 2011
Net income	[2]	2,281,000								2,281,000
Balance at Dec. 31, 2011		247,258,966								247,257,966
Balance (in shares) at Dec. 31, 2011		15,831,368
Net income	[3]	6,016,000								6,016,000
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011		247,258,966	158,314	264,804,660	(21,382,823)	(1,867,759)	241,712,392		5,546,574	247,257,966	(3,297,342)	250,555,308
Balance (in shares) at Dec. 31, 2011		15,831,368	15,831,368
Net income		8,593,429			5,138,348		5,138,348		3,455,081	8,593,429		8,593,429
Non-cash stock (unit)-based compensation		1,689,481		1,283,481			1,283,481		406,000	1,689,481		1,689,481
Distributions to partners		(15,637,752)							(15,637,752)	(45,920,163)		(45,920,163)
Capital contributions (in shares)			5,822,445
Capital contributions		109,356,774	58,224	108,941,776			109,000,000		356,774	109,356,774		109,356,774
Unrealized (loss) gain on derivative instruments		(475,990)				(283,911)	(283,911)		(192,079)	(475,990)	(475,990)
Dividends to stockholders		(30,282,411)			(30,282,411)		(30,282,411)
Balance at Dec. 31, 2012		320,502,497	216,538	375,029,917	(46,526,886)	(2,151,670)	326,567,899		(6,065,402)	320,501,497	(3,773,332)	324,274,829
Balance (in shares) at Dec. 31, 2012		21,653,813	21,653,813							21,653,813
Balance at Sep. 30, 2012
Net income	[4]	(2,803,000)								(2,803,000)
Balance at Dec. 31, 2012		$ 320,502,497								$ 320,501,497
Balance (in shares) at Dec. 31, 2012		21,653,813								21,653,813

[1]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
[2]	The results include $5.2 million of impairment recognized in the fourth quarter.
[3]	The results include $0.7 million of impairment in the first quarter.
[4]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.